Note 15 - Earnings Per Share	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

15. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock during each of the six-month periods ended June 30, 2025 and 2026, amounted to $10,402 and $10,402, respectively.

	For the six-month period ended June 30,
	2025	2026
Net income from continuing operations	$218,046	$165,801
Net loss from discontinued operations	(27,547)	-
Net income	190,499	165,801
Less: Net income attributable to non-controlling interest in subsidiaries, continuing operations	(1,890)	(2,752)
Add: Net loss attributable to non-controlling interest in subsidiaries, discontinued operations	213	-
Net income attributable to Costamare Inc.	188,822	163,049
Less: paid and accrued earnings allocated to Preferred Stock	(10,402)	(10,402)
Net income available to common stockholders	$178,420	$152,647
Weighted average number of common shares, basic and diluted	120,039,623	120,666,982
Earnings per common share, basic and diluted, continuing operations	$1.71	$1.27
Losses per common share, basic and diluted, discontinued operations	(0.23)	-
Earnings per common share, basic and diluted	$1.49	$1.27